Taxes - Schedule of Effective Tax Rates (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Schedule of Effective Tax Rates [Abstract]
Income before income tax expenses	$ 6,905,269	$ 887,190	$ 8,532,487	$ 9,283,728
Income tax rate in the BVI, permanent tax holiday
Income tax rate in the BVI, permanent tax holiday	0.00%	0.00%	0.00%	0.00%
Hong Kong statutory income tax rate	$ 1,139,366	$ 146,386	$ 1,411,183	$ 1,531,815
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%	16.50%
Effect of different tax rates available to different jurisdictions	$ (111,808)	$ (14,365)	$ (333,552)
Effect of different tax rates available to different jurisdictions	(1.60%)	(1.60%)	(3.90%)	0.00%
Effect of non-taxable income	$ (4,561)	$ (586)	$ (8,553)
Effect of non-taxable income	(0.10%)	(0.10%)	(0.10%)	0.00%
Effect of valuation allowance	$ 886,554	$ 113,905	$ 1,060,526
Effect of valuation allowance	12.90%	12.90%	12.40%	0.00%
Effect of non-deductible expenses	$ 96,303	$ 12,373		$ (30,937)
Effect of non-deductible expenses	1.40%	1.40%	0.00%	(0.30%)
Utilization of tax loss	$ (231,462)	$ (29,738)
Utilization of tax loss	(3.40%)	(3.40%)	0.00%	0.00%
Tax concession	$ (168,000)	$ (21,585)
Tax concession	(2.40%)	(2.40%)	0.00%	0.00%
Under provision of tax in prior years	$ 21,517	$ 2,764
Under provision of tax in prior years	0.30%	0.30%	0.00%	0.00%
Effective tax rate	$ 1,627,909	$ 209,154	$ 2,129,604	$ 1,500,878
Effective tax rate	23.60%	23.60%	24.90%	16.20%